Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Intangible assets	kr 60,406	kr 50,939
Property, plant and equipment	90,961	66,671
Investments in associated companies	410	327
Deferred income tax assets	20,380	13,904
Other receivables and prepayments	1,430	206
Other financial assets	1,253	1,016
Total non-current assets	174,840	133,063
Inventories	31,811	24,388
Trade receivables	64,770	50,560
Tax receivables	2,423	940
Other receivables and prepayments	8,068	6,005
Marketable securities	15,838	10,921
Derivative financial instruments	2,344	2,727
Cash at bank	14,392	12,653
Total current assets	139,646	108,194
Total assets	314,486	241,257
Equity and liabilities
Share capital	451	456
Treasury shares	(5)	(6)
Retained earnings	104,839	80,587
Other reserves	1,276	2,449
Total equity	106,561	83,486
Borrowings	20,528	24,318
Deferred income tax liabilities	10,162	7,061
Retirement benefit obligations	742	762
Other liabilities	189	100
Provisions	6,649	4,590
Total non-current liabilities	38,270	36,831
Borrowings	6,478	1,466
Trade payables	25,606	15,587
Tax payables	7,116	7,091
Other liabilities	28,705	23,606
Derivative financial instruments	1,272	2,903
Provisions	100,478	70,287
Total current liabilities	169,655	120,940
Total liabilities	207,925	157,771
Total equity and liabilities	kr 314,486	kr 241,257